RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)			2 Months Ended	3 Months Ended	12 Months Ended
	May 01, 2025	Nov. 12, 2024	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	May 02, 2025
RELATED PARTY TRANSACTIONS
Shares outstanding (in shares)			5,016,051	5,068,690	5,039,438
Cartesian Growth Corporation III
RELATED PARTY TRANSACTIONS
Aggregate capital contributions			$ 25,000
Cartesian Growth Corporation III | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Shares outstanding (in shares)			6,900,000	6,900,000	6,900,000
Cartesian Growth Corporation III | Sponsor | Founder Shares | Class A ordinary shares | Transfer, assigning or selling first share
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares of the company, after the completion of the initial business combination				$ 12	$ 12
Threshold trading days for transfer, assign or sale of shares, after the completion of the initial business combination				20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares, after the completion of the initial business combination				30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Cartesian Growth Corporation III | Sponsor | Founder Shares | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Aggregate capital contributions		$ 25,000
Share price per share ( in dollar per share)		$ 0.004
Number of share issued (in shares)	1,150,000	5,750,000
Shares outstanding (in shares)	6,900,000
Number of shares not subject to forfeiture by sponsor						900,000
Cartesian Growth Corporation III | Sponsor | Founder Shares | Class B ordinary shares | Over- allotment options
RELATED PARTY TRANSACTIONS
Number of shares not subject to forfeiture by sponsor						900,000